Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non-controlling interests [abstract]
Non-controlling interests

The notes included in this section focus on the Barclays Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Group maintains sufficient capital to meet our regulatory requirements refer to page 141.

31 Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	204	242	529	1,838	204	242
– Upper Tier 2 instruments	22	3	691	272	22	-
Barclays Africa Group Limited	-	140	-	-	-	173
Other non-controlling interests	-	4	3	1	-	-
Total	226	389	1,223	2,111	226	415

Barclays Bank PLC

Barclays PLC holds 100% of the voting rights of Barclays Bank PLC. As at 31 December 2018, Barclays Bank PLC has in issue preference shares and Upper Tier 2 instruments. In December 2018, Barclays Bank PLC redeemed its 8.125% USD Preference Shares in full. Preference share dividends and redemption are typically at the discretion of Barclays Bank PLC. The payment of Upper Tier 2 instrument coupons and principal are typically at the discretion of Barclays Bank PLC, except for coupon payments that become compulsory where Barclays PLC has declared or paid a dividend on ordinary shares in the preceding six-month period. Preference share and Upper Tier 2 instrument holders typically only have rights to redeem in the event of insolvency.

	2018	2017
Instrument	£m	£m
Preference Shares:
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
8.125% non-cumulative callable preference shares	-	1,309
Total Barclays Bank PLC Preference Shares	529	1,838
Total	529	1,838

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn)	39	-
5.0% Reverse Dual Currency Subordinated (JPY12bn)	53	-
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	21	-
9% Permanent Interest Bearing Capital Bonds (£100m)	40	-
7.125% Undated Subordinated Notes (£525m)	158	-
6.125% Undated Subordinated Notes (£550m)	34	-
9.25% Perpetual Sub Notes (ex Woolwich) (£150m)	75	-
Total Upper Tier 2 Instruments	691	272

Protective rights of non-controlling interests

Barclays Bank PLC

Barclays Bank PLC also has in issue preference shares, which are non-controlling interests to the Barclays Group. Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.